HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about hedges [abstract]
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions; and manage interest risk relating to time deposits issued, as follows:

10.1 Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2022	4,810.20	829.04
December 31, 2023	3,822.05	(988.15)
December 31, 2024	4,409.15	587.10

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

December 31, 2024

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	248,173	Ps.	(244,040)	Ps.	—	Ps.	4,133
Other subsidiaries and branches Banco de Bogotá		93,700		(88,419)		—		5,281
Occidental Bank Barbados Ltd.		23,613		(23,613)		—		—
Banco de Occidente (Panamá) S.A.		39,893		(39,893)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,975		(15,974)		—		1
Gases del Pacífico S.A.C.		18,181		(12,890)		—		5,291
Gas Natural de Lima y Callao S.A.C. – Calidda		58,205		(58,205)		—		—
Promigas Perú S.A.C.		2,830		(2,830)		—		—
Gases del Norte del Perú S.A.C.		14,139		(14,139)		—		—
Promigas Panamá Corporation		—		—		—		—
Promigas USA INC		4		(4)		—		—
Total	Ps.	514,713	Ps.	(500,007)	Ps.	—	Ps.	14,706

December 31, 2023

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(393,836)	Ps.	385,379	Ps.	—	Ps.	(8,457)
Other subsidiaries and branches Banco de Bogotá		(137,731)		118,577		—		(19,154)
Occidental Bank Barbados Ltd.		(30,956)		30,956		—		—
Banco de Occidente (Panamá) S.A.		(42,091)		42,091		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(25,513)		25,513		—		—
Gases del Pacífico S.A.C.		(32,050)		23,144		—		(8,906)
Gas Natural de Lima y Callao S.A.C. – Calidda		(106,851)		106,851		—		—
Promigas Perú S.A.C.		(4,763)		4,763		—		—
Gases del Norte del Perú S.A.C.		(23,718)		23,718		—		—
Promigas Panamá Corporation		(5)		5		—		—
Total	Ps.	(797,514)	Ps.	760,997	Ps.	—	Ps.	(36,517)

According to the information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2024

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	425,506	(425,000)	—	Ps.	255,147	Ps.	(198,019)	Ps.	(435)	Ps.	56,693
Other subsidiaries and branches Banco de Bogotá (1)	164,562	(160,000)	—		296,219		26,688		(230,412)		92,495
Occidental Bank Barbados Ltd.	41,635	(41,635)	—		67,239		(67,239)		—		—
Banco de Occidente (Panamá) S.A.	72,835	(72,835)	—		97,230		(97,230)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		42,385		(42,384)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		24,249		(34,221)		—		(9,972)
Gas Natural de Lima y Callao S.A.C. – Calidda	108,974	(108,974)	—		125,255		(125,255)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		3,571		(3,571)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		10,561		(10,561)		—		—
Promigas Panamá Corporation	0	(0)	—		2		(2)		—		—
Promigas USA INC	8	(8)	—		4		(4)		—		—
Total	900,600	(895,532)	—	Ps.	921,862	Ps.	(551,798)	Ps.	(230,847)	Ps.	139,217

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2023

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	405,867	(390,000)	—	Ps.	6,974	Ps.	46,021	Ps.	(435)	Ps.	52,560
Other subsidiaries and branches Banco de Bogotá (1)	152,882	(120,000)	—		202,519		115,107		(230,412)		87,214
Occidental Bank Barbados Ltd.	37,341	(37,341)	—		43,626		(43,626)		—		—
Banco de Occidente (Panamá) S.A.	58,877	(58,877)	—		57,337		(57,337)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		26,410		(26,410)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		6,068		(21,331)		—		(15,263)
Gas Natural de Lima y Callao S.A.C. – Calidda	114,887	(114,887)	—		67,050		(67,050)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		741		(741)		—		—
Gases del Norte del Perú S.A.C.	24,006	(24,006)	—		(3,578)		3,578		—		—
Promigas Panamá Corporation	1	(1)	—		2		(2)		—		—
Total	856,934	(808,185)	—	Ps.	407,149	Ps.	(51,791)	Ps.	(230,847)	Ps.	124,511

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá, Banco de Occidente and Promigas designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

(1)	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in MFH and other subsidiaries and branches amounting U.S585 million in 2024 and U.S. 510 dollar million in 2023.

(2)	Other financial liabilities in the amount of U.S. 311 million as of December 31, 2024 and U.S. dollar 298 million as of December 31, 2023 were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.

10.2 Hedging Cash Flow

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	(30,381)	Ps.	5,542	Ps.	7,938
Changes in the fair value FwD - Future transactions		6,365		(26,203)		6,995
Changes in the fair value FwD - financial obligations		43,724		(32,672)		—
Changes in the fair value Interest Rate Swaps (IRS)		7,752		—		—
Changes in the fair value bonds		(184,902)		270,064		—
Changes in the fair value other accounts receivable		184,902		(258,982)		—
Reclassified to profit or loss		(2,760)		11,870		(9,391)
Balance at the end of the year	Ps.	24,700	Ps.	(30,381)	Ps.	5,542

During the years ended December 31, 2024, 2023 and 2022, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. (2,760), Ps. 11,870 and Ps. (9,391) respectively.

i.	Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2024	December 31, 2023
Income in Thousands of U.S. dollar forecasted	49,131	86,060
Notional amount contracts FWD Thousands of U.S. dollar	49,131	86,060
% hedged	100%	100%
Fair value in Colombian pesos	(1,140)	(59,715)
# of contracts	22	46

ii.	Hedging of exchange rate risk

Banco de Bogotá during the year ended December 31, 2024 and 2023 hedge of the foreign currency risk of the account receivable in dollars accounted for as a cash flow hedge.

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	320,195	309,788
Notional amount bond Thousands of U.S. dollar	320,195	309,788
% hedged	100%	100%
Carrying amount in Colombian pesos	1,411,786	1,184,025
# of contracts	1	1

During the year ended December 31, 2024 and 2023, Corficolombiana hedge the exchange risk arising in other accounts receivable:

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	5,373	7,610
Notional amount contracts FWD Thousands of U.S. dollar	5,373	7,610
% hedged	100%	100%
# of contracts	11	17

During the year ended December 31, 2024 and 2023, Banco de Bogotá hedge the exchange risk arising in financial obligations:

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	896,761	1,097,038
Notional amount contracts FWD Thousands of U.S. dollar	897,700	1,098,950
% hedged	100%	100%
Carrying amount in Colombian pesos	3,884,510	4,152,626
# of contracts	49	74

iii.	Hedging of interest rate risk

Banco Popular during July 2024 has established an interest rate risk management strategy to hedge the variable portion of the interest rate exposure related to anticipated cash flows (forecasted transactions) from the Time Deposit “CD” portfolio linked to the quarterly IBR rate. This component is distinctly identifiable and measurable, exhibiting a high correlation with the repricing of the contracted rate in the CDs.

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item COP	788,614	-
Notional amount contracts interest rate Swaps (IRS) COP	298,250	-
% hedged	38%	-%
Fair value in Colombian pesos	7,752	-
# of contracts	9	-

10.3 Fair value hedges of interest rate risk

As of December 31, 2024 and 2023, Banco de Bogotá uses interest rate swaps to reduce the risk of interest rates on financial liabilities.

December 31, 2024

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	4,644,189	Ps.	68,840	Ps.	—
Items designated hedged
Time Deposits issued		4,644,189		—		66,064

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	6,539,684	Ps.	47,975	Ps.	10,871
Items designated hedged
Time Deposits issued		6,539,684		—		40,289

As of December 31, 2023, Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on financial liabilities. As of December 31, 2024, this hedge is no longer applied.

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	435,000	Ps.	850	Ps.	—
Items designated hedged
Time Deposits issued		435,000		—		734

As of December 31, 2024 Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on loan portfolio.

December 31, 2024

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	411,000	Ps.	7,333	Ps.	—
Items designated hedged
Loan portfolio		411,000		—		7,250

10.4 Impact on Interest Income and Expense Line Item from interest rate hedging

Below, the total changes in fair value and the impact on interest expense are detailed by Subsidiary for the fair value and cash flow hedges of interest rate risk:

December 31, 2024

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	5,960	Ps.	(46,406)
Banco de Occidente		—		(1,183)
Banco Popular		(7,332)		(2,205)
Total	Ps.	(1,372)	Ps.	(49,794)

(1)  See note 21.3 “Interest expense”.

December 31, 2023

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	79,864	Ps.	(61,905)
Banco de Occidente		116		(1,428)
Total	Ps.	79,980	Ps.	(63,333)

(1)  See note 21.3 “Interest expense”.

Below, the total changes in fair value and the impact on interest income are detailed by Subsidiary for the fair value hedge of interest rate risk:

December 31, 2024

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	(83)	Ps.	595

10.5 Testing of Hedge Effectiveness

Grupo Aval’s subsidiaries consider hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period. During the year 2024, 2023 and 2022 each hedging relationship has been effective.

Grupo Aval’s subsidiaries have documented the hedging effectiveness at the beginning of the hedging relationship. Grupo Aval’s subsidiaries evaluate the hedging relationship on a periodic basis as well as the result of the testing of hedge effectiveness.

10.6 Derivative Financial Instruments for hedging purposes comprise the following:

According to the information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2024				December 31, 2023
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	10,623	Ps.	5,185	Ps.	687	Ps.	204,202
Foreign currency to sale		19		65		—		—
Subtotal	Ps.	10,642	Ps.	5,250	Ps.	687	Ps.	204,202
Swap
Interest rate		43,377		16,408		47,975		13,364
Subtotal	Ps.	43,377	Ps.	16,408	Ps.	47,975	Ps.	13,364
Total hedge derivatives	Ps.	54,019	Ps.	21,658	Ps.	48,662	Ps.	217,566